Investments	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Investments
8. Investments
Investments consist of the following:

	As at March 31,
	2019		2020
Non-current
Financial instruments at FVTOCI
Equity instruments	₹	6,916	₹	9,297
Financial instruments at amortized cost
Inter corporate and term deposits *		—		5

	₹	6,916	₹	9,302
Current
Financial instruments at FVTPL
Investments in liquid and short-term mutual funds	₹	13,960	₹	14,795
Financial instruments at FVTOCI
Commercial paper, Certificate of deposits and bonds		185,048		155,587
Financial instruments at amortized cost
Inter corporate and term deposits *		21,708		19,253

	₹	220,716	₹	189,635

Total	₹	227,632	₹	198,937

*
These deposits earn a fixed rate of interest. Term deposits include non-
current and current deposits in lien with banks primarily on account of term deposits held as margin money deposits against guarantees amounting to
₹
5, and
₹
796, respectively (March 31, 2019: Term deposits current of
₹
463).

Investments accounted for using the equity method

The Company has no material associates as at March 31, 2019 and 2020. The aggregate summarized financial information in respect of the Company’s immaterial associates that are accounted for using the equity method is set forth below:

	As at March 31,
	2019	2020
Carrying amount of the Company’s interest in associates accounted for using the equity method	1,235	1,383

	For the year ended March 31,
	2018	2019	2020
Company’s share of net profit /(loss) of associates accounted for using the equity method in consolidated statement of income	11	(43)	29